Document and Entity Information	Jun. 15, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001217234
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 15, 2021
Entity Registrant Name	CAREDX, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36536
Entity Tax Identification Number	94-3316839
Entity Address, Address Line One	1 Tower Place
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(415)
Local Phone Number	287-2300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value
Trading Symbol	CDNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false